Taxation	18 Months Ended
Oct. 31, 2018
Taxation [Abstract]
Taxation
7 Taxation

	18 months ended October 31, 2018		12 months ended April 30, 2017[1]		12 months ended April 30, 2016[1]
	$	’000	$	’000	$	’000

Current tax
Current period		245,875		33,928		23,359
Adjustments to tax in respect of previous periods		(14,725)		1,698		(20,570)
		231,150		35,626		2,789
Deferred tax
Origination and reversal of timing differences		26,421		(22,426)		(4,145)
Adjustments to tax in respect of previous periods		1,213		(4,445)		16,010
Impact of change in tax rates		(931,865)		(1,291)		(785)
		(904,231)		(28,162)		11,080

Total tax (credit)/charge		(673,081)		7,464		13,669

[1] The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).

For the 18 months ended October 31, 2018, a deferred tax debit of $23.7m (12 months ended April 30, 2017: $23.0m credit; April 30, 2016: $8.5m credit) and current tax credit of $4.1m (12 months ended April 30, 2017: $4.1m credit; April 30, 2016: $1.5m credit) has been recognized in equity in relation to share options. In addition, a deferred tax credit of $4.3m (12 months ended April 30, 2017: $0.3m debit; April 30, 2016: $1.7m debit) has been recognized in the consolidated statement of changes in equity in relation to the defined benefit pension schemes.

The tax charge for the 18 months ended October 31, 2018 is lower than the standard rate of corporation tax in the UK of 19.00% (April 30, 2017: 19.92%; April 30, 2016 20.00%). The differences are explained below:

	18 months ended October 31, 2018		12 months ended April 30, 2017[1]		12 months ended April 30, 2016[1]
	$	’000	$	’000	$	’000
Profit before taxation		34,112		131,547		149,848

Tax at UK corporation tax rate 19.00% (April 30, 2017: 19.92%; April 30, 2016: 20.00%)		6,481		26,005		29,970
Effects of:
Tax rates other than the UK standard rate		17,778		571		5,556
Intra-group financing		(20,654)		(15,636)		(14,445)
Innovation tax credit benefits		(21,374)		(9,834)		(9,393)
US foreign inclusion income		39,053		394		-
US transition tax		238,270		-		-
Share options		10,236		-		-
Movement in deferred tax not recognized		7,306		200		(759)
Effect of change in tax rates		(931,865)		(1,291)		(237)
Expenses not deductible and other permanent differences		(4,800)		9,802		7,737
		(659,569)		10,211		18,429

Adjustments to tax in respect of previous periods:
Current tax		(14,725)		1,698		(20,570)
Deferred tax		1,213		(4,445)		16,010
		(13,512)		(2,747)		(4,560)

Total taxation		(673,081)		7,464		13,869

[1] The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).

Tax rates other than the UK standard rate includes provisions for uncertain tax positions relating to the risk of challenge from tax authorities to the geographic allocation of profits across the Group. The increase in the period reflects the increased size of the group following the acquisition of the HPE Software business and the impact of the OECD’s continuing Base Erosion and Profit Shifting project.

The Group continues to benefit from the UK’s Patent Box regime, US R&D tax credits and other innovation-based tax credits offered by certain jurisdictions, the benefit for the 18 months ended October 31, 2018 being $21.4m (12 months ended April 30, 2017: $9.8m; 2016: $7.6m). The Group realized benefits in relation to intra-group financing of $20.7m for the 18 months ended October 31, 2018 (12 months ended April 30, 2017: $15.6.m; April 30, 2016: $14.4m). The benefits mostly relate to arrangements put in place to facilitate the acquisitions of the HPE Software business, TAG and Serena.

US foreign inclusion income includes non-US amounts deemed repatriated to, and therefore taxable in, the US in the current period.

US tax reforms result in a net one-off credit to the income statement in the period of $692.3m being a credit of $930.6m in respect of the re-measurement of deferred tax liabilities due to the reduction of the US federal tax rate from 35% to 21% and a transition tax charge of $238.3m payable over eight years.

The Group recognized a net overall charge in respect of share options due to deferred tax credits arising on options held at the balance sheet date being lower than the current tax charge as a result of the terms of the options.

The movement in deferred tax assets and liabilities during the period is analyzed in note 30.

The Group realized a net credit in relation to the true-up of prior period current and deferred tax estimates of $13.5m for the 18 months ended October 31, 2018 (12 months ended April 30, 2017: $2.7m; April 30, 2016: $4.6m). Within the current tax true up is a credit of $13.2m in respect of items within the income tax reserve, which are no longer considered probable to arise.

The Group’s tax charge is subject to various factors, many of which are outside the control of the Group, including changes in local tax legislation, and specifically US tax reform, the OECD's Base Erosion and Profit Shifting project and the consequences of Brexit. The European Commission has issued preliminary findings and opened a state id investigation into the UK’s ‘Financing Company Partial Exemption’ legislation. Similar to other UK based international companies Micro Focus may be affected by the final outcome of this investigation and is monitoring developments. If the preliminary findings of the European Commission’s investigation into the UK legislation are upheld, Micro Focus has calculated that the maximum potential tax liability would be $57.8m. Based on its current assessment Micro Focus believes that no provision is required in respect of this issue.